Sales and Marketing Expenses	12 Months Ended
Dec. 31, 2025
Sales and Marketing Expenses [Abstract]
SALES AND MARKETING EXPENSES
NOTE 22:	SALES AND MARKETING EXPENSES

Sales and marketing expenses related to Social Proxy, which was classified as a discontinued operation effective January 1, 2025 (see Note 6). Accordingly, no sales and marketing expenses are presented for the year ended December 31, 2025 in continuing operations. In the year ended December 31, 2024, all sales and marketing expenses related to Social Proxy and have been re-presented as part of discontinued operations (see Note 6).